Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Common Shares Issued
	Number of
	Shares	Amount

Balance, January 1, 2018	260,018,853	$103,616,221
Common shares issued on public offering	25,090,700	10,663,548
Share issue costs	-	(1,131,990)
Fair value of warrants issued on public offering	-	(2,286,426)
Fair value of compensation options issued to brokers	-	(479,204)
Funds from the exercise of stock options	372,250	87,974
Fair value of stock options exercised	-	82,330
Funds from the exercise of warrants and compensation warrants	2,600,500	1,028,471
Fair value of warrants and compensation warrants exercised	-	447,270

Balance, December 31, 2018	288,082,303	112,028,194
Funds from the exercise of stock options	281,250	60,028
Fair value of stock options exercised	-	55,950

Balance, December 31, 2019	288,363,553	112,144,172
Funds from the exercise of stock options	3,302,835	794,808
Fair value of stock options exercised	-	768,356
Funds from the exercise of warrants	744,000	293,642
Fair value of exercised warrants (Notes 12 and 13)	-	127,964
Issued on the conversion of convertible debentures (Note 12)	1,235,000	369,545
Fair value of warrants issued on conversion of convertible debentures	-	(146,858)
Exercise of warrants issued in conjunction with debt financing	942,448	221,620
Shares issued to settle accounts payable	30,268	13,011

Balance, December 31, 2020	294,618,104	$114,586,260